Commitments and Credit Risk (Detail Textuals) (USD $)					12 Months Ended
	Dec. 31, 2013 Outstanding commitments to originate loans	Dec. 31, 2012 Outstanding commitments to originate loans	Dec. 31, 2013 Outstanding commitments to originate loans Fixed Income Interest Rate	Dec. 31, 2012 Outstanding commitments to originate loans Fixed Income Interest Rate	Dec. 31, 2013 Outstanding commitments to originate loans Fixed Income Interest Rate Minimum	Dec. 31, 2013 Outstanding commitments to originate loans Fixed Income Interest Rate Maximum	Dec. 31, 2013 Standby Letters of Credit	Dec. 31, 2012 Standby Letters of Credit	Dec. 31, 2013 Unused lines of Credit Commercial Lines	Dec. 31, 2012 Unused lines of Credit Commercial Lines	Dec. 31, 2013 Unused lines of Credit Open-ended consumer	Dec. 31, 2012 Unused lines of Credit Open-ended consumer
Commitments and Contingencies Disclosure [Line Items]
Commitments and credit risk	$ 9,242,300	$ 4,730,883	$ 4,676,300	$ 4,186,883			$ 360,000	$ 368,390	$ 22,038,305	$ 18,402,387	$ 10,413,745	$ 11,625,113
Loan commitments, fixed rate of interest					3.50%	9.75%